Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	¥ 56	¥ 315
Intangible assets	182,620	165,279
Right-of-use assets	4,601	3,939
Goodwill		764
Prepayments, other receivables and other assets, net	3,667	22,090
Investments in associates and joint ventures		2,370
Total non-current assets	190,944	194,757
CURRENT ASSETS
Inventories, net
Trade receivables, net	12,000	22,844
Prepayments, other receivables and other assets, net	26,041	21,112
Due from related parties, net	29,746	303
Due from shareholders, net		1,913
Cash and cash equivalents	2,568	7,574
Total current assets	70,355	53,746
Total assets	261,299	248,503
EQUITY
Reserves	37,750	21,523
Equity attributable to equity holders of the parent	38,105	21,744
Non-controlling interests	(304)	1,813
Total equity	37,801	23,557
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	1,214	3,000
Contract liabilities	9,240	12,376
Lease liabilities	3,194	2,487
Total non-current liabilities	13,648	17,863
CURRENT LIABILITIES
Trade payables	52,700	34,818
Other payables and accruals	88,804	87,859
Contract liabilities	12,754	6,314
Due to shareholders	1,016	12,566
Due to related parties		531
Interest-bearing loans and borrowings	52,815	62,226
Lease liabilities	1,438	1,706
Income tax payable	323	1,063
Total current liabilities	209,850	207,083
Total liabilities	223,498	224,946
Total equity and liabilities	261,299	248,503
Class A Shares
EQUITY
Issued capital	296	162
Class B Shares
EQUITY
Issued capital	¥ 59	¥ 59